Borrowings (Tables)	12 Months Ended
Mar. 29, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Term Loan
The amount outstanding with respect to the term loan is as follows:

	March 29, 2020	March 31, 2019
	$	$
Term loan	159.3	152.4
Less unamortized portion of:
Original issue discount	—	(2.4)
Deferred transaction costs	(1.2)	(0.9)
Embedded derivative	—	(0.5)
Revaluation for interest rate modification	—	(3.4)
	158.1	145.2

Schedule of Net Interest and Other Finance Costs
Net interest and other finance costs consist of the following:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Interest expense
Short-term borrowings	0.2	—	—
Revolving facility	3.7	2.4	2.3
Term loan	8.7	11.7	10.4
Lease liabilities	8.4	—	—
Standby fees	0.8	0.6	0.4
Acceleration of unamortized costs on debt extinguishment	7.0	—	—
Interest expense and other finance costs	28.8	14.7	13.1
Interest income	(0.4)	(0.5)	(0.2)
Net interest and other finance costs	28.4	14.2	12.9